9 Restricted cash (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Summary of restricted cash [Line Items]
Restricted cash		R$ 35,742	R$ 26,018
Agreement with the sao paulo municipal government [member]
Summary of restricted cash [Line Items]
Restricted cash	[1]	29,599	17,068
Brazilian federal savings bank - escrow deposits [member]
Summary of restricted cash [Line Items]
Restricted cash	[2]	272	2,245
Other [member]
Summary of restricted cash [Line Items]
Restricted cash		R$ 5,871	R$ 6,705

[1]	Refers to the amount deducted from the 7.5% of municipal revenue transferred to the Municipal Fund for Environmental Sanitation and Infrastructure, corresponding to eventual amounts unpaid by direct management bodies, foundations and government agencies, as established in the agreement entered into with the municipal government of Sao Paulo and
[2]	Refers to savings account for receiving escrow deposits regarding lawsuits with final and unappealable decisions in favor of the Company, which are blocked as per contractual clause.